Share-Based Payments - Schedule of Fair Values of Options Granted (Detail) - 2013 Stock Incentive Plan [Member] - Stock Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free rate	1.92%	1.84%	1.72%
Market value of stock on grant date	$ 21.25	$ 13.99	$ 13.00
Expected term (in years)	5 years 9 months 18 days	5 years 8 months 12 days	5 years
Expected volatility	21.49%	22.50%	23.93%
Dividend rate	0.00%	0.00%	0.00%